Note 11 - Income Taxes - Reconciliation of Statutory Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Loss before recovery of income taxes	$ (75)	$ (215)
Expected income tax recovery	(20)	(57)
Tax rate changes and other adjustments		(1,159)
Difference in tax rates	(145)
Non-deductible expenses	(12)	(17)
Change in tax benefits not recognized	177	1,232
Income tax (recovery) expense